Stock-based compensation (Tables)	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
	September 30, 2017
	Number of shares	Weighted average
	(000’s)	exercise price C$
Outstanding – beginning of period*	12,010	0.48
Granted	65	0.62
Exercised	(1,899)	0.31
Forfeited/expired	(2,831)	0.94
Outstanding – end of period	7,345	0.35

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate “in the money” amounts for the outstanding options remain the same before and after the Arrangement.

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
At September 30, 2017, the following stock options were outstanding:

				Post-Arrangement
				adjusted
		Aggregate	Pre-Arrangement	exercise price
Number of shares		intrinsic value C$	exercise price	per share
(000's)	Vested (000's)	(000’s)	per share C$	C$*	Expiry date
5	5	-	0.56	0.47	Oct 2017
2,855	2,855	420	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	318	0.21	0.18	Dec 2019
1,320	1,320	342	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	429	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
65	33	-	n/a	0.62	May 2022
7,345	7,313	1,509

* The post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).